Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002077033
Document Type	S-4
Entity Registrant Name	Miluna Acquisition Corp*
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false